2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Details 2
Unrealized gains (losses) on securities available-for-sale	$ (1,775)	$ 1,378	$ 2,663
Deferred tax expense	678	(530)	(1,018)
Other comprehensive income, net of tax	(1,097)	848	1,645
Unrealized losses on cash flow hedges	(2,792)	(2,779)	(814)
Deferred tax benefit	1,049	1,045	311
Other comprehensive loss, net of tax	(1,743)	(1,734)	(503)
Total other comprehensive income (loss)	$ (2,840)	$ (886)	$ 1,142